Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earnings per share [Abstract]
Profit for the year	[1]	$ 81,999	$ 87,045	$ 103,984
Basic earnings per share		$ 2.09	$ 2.23	$ 2.67
Diluted earnings per share		$ 2.08	$ 2.22	$ 2.66
Weighted average common shares outstanding - applicable to basic		39,311	39,085	38,925
Effect of diluted securities:
Stock options and restricted stock units plans		18	125	188
Adjusted weighted average common shares outstanding applicable to diluted EPS		39,329	39,210	39,113

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.